Derivatives - Summary of Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Other Assets
Derivative [Line Items]
Fair Value of Derivatives in an Asset Position	[1]	$ 368,871	$ 554,263
Other Liabilities
Derivative [Line Items]
Fair Value of Derivatives in a Liability Position	[2]	9,505	46,178
Interest Rate Derivatives | Other Assets
Derivative [Line Items]
Fair Value of Derivatives in an Asset Position	[1]	325,991	537,390
Foreign Currency Forward Contracts | Other Assets
Derivative [Line Items]
Fair Value of Derivatives in an Asset Position	[1]	42,880	16,873
Foreign Currency Forward Contracts | Other Liabilities
Derivative [Line Items]
Fair Value of Derivatives in a Liability Position	[2]	$ 9,505	$ 46,178

[1]	Included in Other assets on the Company’s Consolidated Balance Sheets.
[2]	Included in Other liabilities on the Company’s Consolidated Balance Sheets.